Taxation (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes [Abstract]
Schedule of analysis of taxation charge for the year
(a) Analysis of taxation charge for the year

	United Kingdom			Rest of world			Total
	2022 £ million	2021 £ million	2020 £ million	2022 £ million	2021 £ million	2020 £ million	2022 £ million	2021 £ million	2020 £ million
Current tax
Current year	174	100	108	867	684	589	1,041	784	697
Adjustments in respect of prior years	10	1	6	16	28	(25)	26	29	(19)
	184	101	114	883	712	564	1,067	813	678
Deferred tax
Origination and reversal of temporary differences	—	13	24	21	18	(143)	21	31	(119)
Changes in tax rates	2	46	6	1	32	39	3	78	45
Adjustments in respect of prior years	—	8	—	(42)	(23)	(15)	(42)	(15)	(15)
	2	67	30	(20)	27	(119)	(18)	94	(89)
Taxation on profit	186	168	144	863	739	445	1,049	907	589

Schedule of exceptional tax (credits)/charges
(b) Exceptional tax (credits)/charges
The taxation charge includes the following exceptional items:

	2022 £ million	2021 £ million	2020 £ million
Brand and tangible asset impairment(1)	(55)	—	(165)
Sale of Picon brand	23	—	—
Winding down Russian operations	3	—	—
Donations(2)	(2)	(5)	—
Tax rate change in the United Kingdom(3)	—	46	—
Tax rate change in the Netherlands(4)	—	42	—
Obsolete inventories	—	1	(7)
Substitution drawback	—	1	20
Guaranteed minimum pension equalisation	—	(1)	—
Other items	—	—	(2)
	(31)	84	(154)
(1) In the year ended 30 June 2022, the exceptional tax credit of £55 million consists of tax impact on the impairment of the McDowell's and Bell's brand for £35 million and £20 million respectively. In the year ended 30 June 2020, the exceptional tax credit of £165 million consisted of tax impact on the impairment of the Windsor and USL brands for £105 million and £25 million, respectively, and exceptional tax credits in respect of fixed assets impairments in Nigeria and Ethiopia of £25 million and £10 million, respectively.
(2) In the year ended 30 June 2020, Diageo launched the “Raising the Bar” programme to support pubs and bars to welcome customers back and recover following the Covid-19 pandemic, including a commitment of $100 million (£81 million) over a period of up to two years from 1 July 2020. Due to uncertainty on the precise nature of the spend, it could not be determined whether the amounts were deductible for tax purposes in future periods. As a result, no deferred tax asset was recognised in respect of the provision for the year ended 30 June 2020. Based on additional information becoming available for re-assessment, a £2 million (30 June 2021 – £5 million) exceptional tax credit was recognised for the year ended 30 June 2022.
(3) On 24 May 2021, legislation was substantively enacted in the UK to increase the corporate tax rate to 25% with effect from 1 April 2023. As a result of the change, an exceptional tax charge of £46 million was recognised for the year ended 30 June 2021 in relation to the remeasurement of deferred tax assets and liabilities. In addition, there was a one-off charge of £48 million to other comprehensive income and equity, mainly in respect of the remeasurement of the deferred tax liabilities on the post employment assets.
(4) On 15 December 2020, legislation was substantively enacted in the Netherlands to maintain the headline corporate tax rate at 25%, reversing a previously enacted reduction in the corporate tax rate to 21.7% from 2021. As a result of the change, an exceptional tax charge of £42 million was recognised for the year ended 30 June 2021 in relation to the remeasurement of deferred tax liabilities. During the year ended 30 June 2022, the Dutch Senate enacted an increased tax rate of 25.8%. The remeasurement of deferred tax liabilities was recognised as an underlying tax charge.

Schedule of taxation rate reconciliation and factors that may affect future tax charges
(c) Taxation rate reconciliation and factors that may affect future tax charges

	2022 £ million	2022%	2021 £ million	2021%	2020 £ million	2020%
Profit before taxation	4,387		3,706		2,043
Notional charge at UK corporation tax rate	833	19.0	704	19.0	388	19.0
Elimination of notional tax on share of after tax results of associates and joint ventures	(79)	(1.8)	(63)	(1.7)	(54)	(2.6)
Differences in overseas tax rates	161	3.7	128	3.5	53	2.6
Effect of intra-group financing	—	—	—	—	(13)	(0.6)
Non-taxable gain on disposals of businesses	—	—	(2)	(0.1)	—	—
Step-up gain	—	—	—	—	(2)	(0.1)
Other tax rate and tax base differences	—	—	—	—	(47)	(2.3)
Other items not chargeable	(49)	(1.1)	(52)	(1.4)	(60)	(3.0)
Impairment	36	0.8	—	—	135	6.6
Non-deductible losses on disposals of businesses	21	0.5	—	—	6	0.3
Other items not deductible(1)	58	1.3	67	1.8	115	5.6
Irrecoverable withholding taxes	39	0.9	25	0.7	36	1.7
Movement in provision in respect of uncertain tax positions(2)	42	0.9	1	—	6	0.3
Changes in tax rates(3)	3	0.1	78	2.1	45	2.2
Adjustments in respect of prior years(4)	(16)	(0.4)	21	0.6	(19)	(0.9)
Taxation on profit	1,049	23.9	907	24.5	589	28.8
Tax rate before exceptional items	—	22.5	—	22.2	—	21.7
(1) Other items not deductible include additional state and local taxes and other expenses.
(2) Movement in provision in respect of uncertain tax positions includes both current and prior year uncertain tax position movements.
(3)    Changes in tax rates for the year ended 30 June 2021 are mainly due to the tax rate change in the Netherlands and the United Kingdom. Changes in tax rates for the year ended 30 June 2020 are mainly due to the Netherlands, UK, India and Kenya.
(4)    Excludes prior year movement in provisions.

Schedule of deferred tax assets and liabilities
(d) Deferred tax assets and liabilities
Deferred tax recognised in the consolidated balance sheet comprise the following net deferred tax (liabilities)/assets:

	Property, plant and equipment £ million	Intangible assets £ million	Post employment plans £ million	Tax losses £ million	Other temporary differences(1) £ million	Total £ million
At 30 June 2020	(340)	(1,736)	(72)	61	234	(1,853)
Exchange differences	26	176	(7)	(5)	(17)	173
Recognised in income statement	(28)	(19)	2	—	29	(16)
Reclassification	—	7	—	—	(7)	—
Recognised in other comprehensive loss and equity	—	—	(6)	—	(2)	(8)
Tax rate change – recognised in income statement	(39)	(48)	(2)	1	10	(78)
Tax rate change – recognised in other comprehensive loss and equity	—	—	(44)	—	(4)	(48)
Acquisition of subsidiaries	—	(16)	—	—	1	(15)
At 30 June 2021	(381)	(1,636)	(129)	57	244	(1,845)
Exchange differences	(21)	(155)	3	3	17	(153)
Recognised in income statement	(42)	(3)	(10)	2	74	21
Reclassification	2	40	—	—	(7)	35
Recognised in other comprehensive loss and equity	(20)	(104)	(103)	—	20	(207)
Tax rate change – recognised in income statement	(1)	(3)	—	1	—	(3)
Tax rate change – recognised in other comprehensive loss and equity	—	—	(22)	—	2	(20)
Acquisition of businesses	—	(31)	—	—	—	(31)
Sale of businesses	(5)	—	—	—	3	(2)
At 30 June 2022	(468)	(1,892)	(261)	63	353	(2,205)
(1) Deferred tax on other temporary differences includes hyperinflation, fair value movement on cross-currency swaps, interest and finance costs, share-based payments and intra-group sales of products.
Schedule of net deferred assets and liabilities
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax liability comprises:

	2022 £ million	2021 £ million
Deferred tax assets	114	100
Deferred tax liabilities	(2,319)	(1,945)
	(2,205)	(1,845)

Schedule of unrecognized deferred tax assets and liabilities
(e) Unrecognised deferred tax assets
The table below shows the tax value of tax losses which has not been recognised due to uncertainty over their utilisation in future periods. The gross value of those losses is £674 million (2021 – £708 million).

	2022 £ million	2021 £ million
Capital losses – indefinite	98	105
Trading losses – indefinite	25	23
Trading and capital losses – expiry dates up to 2032	46	50
	169	178